Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Government Money Market Fund

Janus Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016

to Currently Effective Prospectuses

Prospectus Changes

Except as otherwise noted below, effective April 14, 2016, the information below replaces in its entirety the corresponding information found in the Prospectuses.

1.	The following changes apply to the Fund Summary section of the Prospectuses for each Fund as noted.

CHANGES APPLICABLE TO JANUS GOVERNMENT MONEY MARKET FUND

The following replaces in its entirety the first paragraph found under “Principal Investment Strategies”:

The Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. For example, if there is insufficient supply of U.S. Government securities to meet investor demand it could result in lower yields on such securities and increase interest rate risk for the Fund. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, a “government money market fund” is defined as a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). A money market fund that meets the definition of a government money market fund will be permitted to continue to use amortized cost to value its portfolio securities and sell and redeem shares at a $1.00 share price. In addition, a government money market fund will not be subject to imposing a liquidity fee on redemptions and/or a redemption gate, unless the fund’s board of trustees determines to do so. Janus Capital currently manages the Fund as a government money market fund under the amendments and will continue to manage the Fund in this way. The Fund’s Board of Trustees has determined that the Fund will not impose a liquidity fee and/or a redemption gate on Fund redemptions. Note that the Board of Trustees may determine that the Fund may impose a liquidity fee and/or a redemption gate on Fund redemptions in the future, but only after providing appropriate prior notice to shareholders.

CHANGES APPLICABLE TO JANUS MONEY MARKET FUND

The following replace in their entirety the corresponding paragraphs found under “Principal Investment Risks”:

Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares or may temporarily suspend your ability to sell Shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, money market funds that are designated as “retail money market funds” will be permitted to continue to use amortized cost to value their portfolio securities and to sell and redeem shares at a stable $1.00 net asset value. To qualify as a retail money market fund under these amendments, a fund must adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons, which means that a retail money market fund’s shares can be held only by individual investors. As a result of the amendments, effective October 7, 2016, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund, or the Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission, will redeem any such accounts. Neither the Fund nor Janus Capital will be responsible for any loss of income in a shareholder’s account resulting from an involuntary redemption.

Under the revised rules, the Fund will be required to impose a 1% liquidity fee on shareholder redemptions if the Fund’s weekly liquid assets fall below 10% of its total assets unless the Board of Trustees determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board of Trustees, in its discretion, may impose liquidity fees of up to 2% of the value of the Shares redeemed or temporarily suspend redemptions for a period of not more than 10 business days. These measures may result in an investment loss or prohibit the Fund from redeeming shares when it would otherwise do so. The effective date for complying with the requirements to have the ability to impose liquidity fees and/or suspend redemptions is October 14, 2016.

Please retain this Supplement with your records.

Janus Government Money Market Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016

to Currently Effective Prospectuses

Prospectus Changes

Except as otherwise noted below, effective April 14, 2016, the information below replaces in its entirety the corresponding information found in the Prospectuses.

1.	The following changes apply to the Fund Summary section of the Prospectuses for each Fund as noted.

CHANGES APPLICABLE TO JANUS GOVERNMENT MONEY MARKET FUND

The following replaces in its entirety the first paragraph found under “Principal Investment Strategies”:

The Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. For example, if there is insufficient supply of U.S. Government securities to meet investor demand it could result in lower yields on such securities and increase interest rate risk for the Fund. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, a “government money market fund” is defined as a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). A money market fund that meets the definition of a government money market fund will be permitted to continue to use amortized cost to value its portfolio securities and sell and redeem shares at a $1.00 share price. In addition, a government money market fund will not be subject to imposing a liquidity fee on redemptions and/or a redemption gate, unless the fund’s board of trustees determines to do so. Janus Capital currently manages the Fund as a government money market fund under the amendments and will continue to manage the Fund in this way. The Fund’s Board of Trustees has determined that the Fund will not impose a liquidity fee and/or a redemption gate on Fund redemptions. Note that the Board of Trustees may determine that the Fund may impose a liquidity fee and/or a redemption gate on Fund redemptions in the future, but only after providing appropriate prior notice to shareholders.

Please retain this Supplement with your records.

Janus Government Money Market Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016

to Currently Effective Prospectuses

Prospectus Changes

Except as otherwise noted below, effective April 14, 2016, the information below replaces in its entirety the corresponding information found in the Prospectuses.

1.	The following changes apply to the Fund Summary section of the Prospectuses for each Fund as noted.

CHANGES APPLICABLE TO JANUS GOVERNMENT MONEY MARKET FUND

The following replaces in its entirety the first paragraph found under “Principal Investment Strategies”:

The Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. For example, if there is insufficient supply of U.S. Government securities to meet investor demand it could result in lower yields on such securities and increase interest rate risk for the Fund. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, a “government money market fund” is defined as a money market fund that invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). A money market fund that meets the definition of a government money market fund will be permitted to continue to use amortized cost to value its portfolio securities and sell and redeem shares at a $1.00 share price. In addition, a government money market fund will not be subject to imposing a liquidity fee on redemptions and/or a redemption gate, unless the fund’s board of trustees determines to do so. Janus Capital currently manages the Fund as a government money market fund under the amendments and will continue to manage the Fund in this way. The Fund’s Board of Trustees has determined that the Fund will not impose a liquidity fee and/or a redemption gate on Fund redemptions. Note that the Board of Trustees may determine that the Fund may impose a liquidity fee and/or a redemption gate on Fund redemptions in the future, but only after providing appropriate prior notice to shareholders.

Please retain this Supplement with your records.

Janus Money Market Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016

to Currently Effective Prospectuses

Prospectus Changes

Except as otherwise noted below, effective April 14, 2016, the information below replaces in its entirety the corresponding information found in the Prospectuses.

1.	The following changes apply to the Fund Summary section of the Prospectuses for each Fund as noted.

CHANGES APPLICABLE TO JANUS MONEY MARKET FUND

The following replace in their entirety the corresponding paragraphs found under “Principal Investment Risks”:

Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares or may temporarily suspend your ability to sell Shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, money market funds that are designated as “retail money market funds” will be permitted to continue to use amortized cost to value their portfolio securities and to sell and redeem shares at a stable $1.00 net asset value. To qualify as a retail money market fund under these amendments, a fund must adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons, which means that a retail money market fund’s shares can be held only by individual investors. As a result of the amendments, effective October 7, 2016, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund, or the Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission, will redeem any such accounts. Neither the Fund nor Janus Capital will be responsible for any loss of income in a shareholder’s account resulting from an involuntary redemption.

Under the revised rules, the Fund will be required to impose a 1% liquidity fee on shareholder redemptions if the Fund’s weekly liquid assets fall below 10% of its total assets unless the Board of Trustees determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board of Trustees, in its discretion, may impose liquidity fees of up to 2% of the value of the Shares redeemed or temporarily suspend redemptions for a period of not more than 10 business days. These measures may result in an investment loss or prohibit the Fund from redeeming shares when it would otherwise do so. The effective date for complying with the requirements to have the ability to impose liquidity fees and/or suspend redemptions is October 14, 2016.

Please retain this Supplement with your records.

Janus Money Market Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016

to Currently Effective Prospectuses

Prospectus Changes

Except as otherwise noted below, effective April 14, 2016, the information below replaces in its entirety the corresponding information found in the Prospectuses.

1.	The following changes apply to the Fund Summary section of the Prospectuses for each Fund as noted.

CHANGES APPLICABLE TO JANUS MONEY MARKET FUND

The following replace in their entirety the corresponding paragraphs found under “Principal Investment Risks”:

Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares or may temporarily suspend your ability to sell Shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Regulatory Risk.  In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 and other rules and reforms related to money market funds intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Among other things, these amendments impose additional regulatory and reporting requirements on all money market funds. While the impact of these amendments on the Fund and its shareholders has not yet been determined, compliance with them may affect the Fund’s performance, yield, and operating expenses. There are various compliance dates for these amendments, with the latest being October 14, 2016.

Under the amendments, money market funds that are designated as “retail money market funds” will be permitted to continue to use amortized cost to value their portfolio securities and to sell and redeem shares at a stable $1.00 net asset value. To qualify as a retail money market fund under these amendments, a fund must adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons, which means that a retail money market fund’s shares can be held only by individual investors. As a result of the amendments, effective October 7, 2016, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund, or the Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission, will redeem any such accounts. Neither the Fund nor Janus Capital will be responsible for any loss of income in a shareholder’s account resulting from an involuntary redemption.

Under the revised rules, the Fund will be required to impose a 1% liquidity fee on shareholder redemptions if the Fund’s weekly liquid assets fall below 10% of its total assets unless the Board of Trustees determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board of Trustees, in its discretion, may impose liquidity fees of up to 2% of the value of the Shares redeemed or temporarily suspend redemptions for a period of not more than 10 business days. These measures may result in an investment loss or prohibit the Fund from redeeming shares when it would otherwise do so. The effective date for complying with the requirements to have the ability to impose liquidity fees and/or suspend redemptions is October 14, 2016.

Please retain this Supplement with your records.